Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000148681 | Commodities
Holdings [Line Items]
Percent of Total Investments	3200.00%
C000148681 | Currencies
Holdings [Line Items]
Percent of Total Investments	1800.00%
C000148681 | Equities
Holdings [Line Items]
Percent of Total Investments	4400.00%
C000148681 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	600.00%
C000248117 | Commodities
Holdings [Line Items]
Percent of Total Investments	3700.00%
C000248117 | Currencies
Holdings [Line Items]
Percent of Total Investments	2200.00%
C000248117 | Equities
Holdings [Line Items]
Percent of Total Investments	3200.00%
C000248117 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	900.00%
C000228821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000228821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000228821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000265195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000265195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000265195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000265195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000265195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000265195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000265195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000265195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254229 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000254229 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000254229 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000254229 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000254229 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000224134 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000224134 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000224134 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246126 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000246126 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000246126 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000246126 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246126 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162265 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000162265 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162265 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162265 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255321 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000255321 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209678 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209678 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209678 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209678 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000209678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209678 | Affiliated Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000268744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000268744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000268744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000268744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000268744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000268744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000268744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000239036 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000239036 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000222917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000222917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000222917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000222917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000222917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000265197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000265197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000265197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000265197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000265197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000265197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000265197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%